Supplementary cash flow information (Details) - EUR (€)	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Supplementary cash flow information
Assets acquired	€ (241,677,000)	€ (625,394,000)
Liabilities assumed	12,222,000	134,074,000
Noncontrolling interest subject to put provisions	11,805,000	61,738,000
Noncontrolling interests	42,722,000	11,424,000
Non-cash consideration	9,629,000	14,175,000
Cash paid	165,299,000	403,983,000
Less cash acquired	(3,015,000)	(8,572,000)
Net cash paid for acquisitions	162,284,000	395,411,000
Cash paid for investments	574,475,000	16,780,000
Cash paid for intangible assets	71,494,000	15,681,000
Total cash paid for acquisitions and investments, net of cash acquired and purchases of intangible assets	(808,253,000)	(427,872,000)
Details for divestitures
Cash received from sale of subsidiaries or other businesses, less cash disposed	1,662,297,000	19,575,000
Cash received from divestitures of available for sale financial assets	148,864,000	9,186,000
Cash received from repayment of loans	79,000	1,985,000
Proceeds from divestitures	€ 1,811,240,000	€ 30,746,000